Statement of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net (loss)	$ (3,303,136)	$ (2,734,079)
Adjustments to reconcile net (loss) to net cash used in operating activities:
Shares issued for compensation	189,000	306,000
Shares issued for services	0	51,000
Amortization of discount	243,590	646,760
Impairment expense	565,737	173,879
Amortization of mineral properties	105,880	119,415
Amortization of prepaid financing costs	6,737	0
Recognized (gain) loss on fair value of derivative liability	5,265	0
Stock and warrants issued for financing	1,424,394	0
Gain on forgiveness of debt	(322,731)	0
Gain on sale of mineral properties	(2,621)	0
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable	32,682	(30,797)
(Increase) decrease in prepaid expenses	48,518	(71,091)
Increase (decrease) in accounts payable and accrued liabilities	395,313	427,326
Increase (decrease) in accrued interest	183,521	583,803
Net cash used by operating activities	(427,851)	(527,784)
Cash flows from investing activities
Proceeds from sale of mineral properties	69,500	0
Acquisition of mineral properties	(355,242)	(1,374,730)
Net cash used by investing activities	(285,742)	(1,374,730)
Cash flows from financing activities
Proceeds from sale of common stock	0	50,000
Short-term note from officer	39,200	0
Proceeds from note payable	490,000	150,980
Proceeds from convertible debenture	198,000	1,700,918
Net cash provided by financing activities	727,200	1,901,898
Net increase (decrease) in cash	13,607	(616)
Cash - beginning	2,609	3,225
Cash - ending	16,216	2,609
Supplemental disclosures:
Interest paid	117,391	136,500
Income taxes paid	0	0
Non-cash transactions:
Shares issued for compensation	189,000	306,000
Shares issued for services	0	51,000
Accounts payable converted to stock	239,469	0
Note payable and accrued interest converted to stock	$ 3,375,846	$ 1,090,902